Note 16 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Minimum Lease Payment
RMB
Year ending December 31:
2016	31,152
2017	16,080
2018	7,516
2019	6,535
2020	4,121
Total	65,404